UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-09151

Investment Company Act File Number

Eaton Vance Pennsylvania Municipal Income Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

August 31, 2013

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Pennsylvania Municipal Income Trust

August 31, 2013

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Municipal Securities — 165.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 1.8%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(4)	$420	$349,130
Pennsylvania Economic Development Financing Authority, (Colver), (AMT), 5.125%, 12/1/15	275	269,753

		$618,883

Education — 29.0%
Allegheny County Higher Education Building Authority, (Carnegie Mellon University), 5.00%, 3/1/28	$500	$525,475
Allegheny County Higher Education Building Authority, (Duquesne University), 5.50%, 3/1/31	1,050	1,105,986
Bucks County Industrial Development Authority, (George School), 5.00%, 9/15/39	500	500,505
Cumberland County Municipal Authority, (Dickinson College), 5.00%, 11/1/39	1,200	1,213,884
Northampton County General Purpose Authority, (Lehigh University), 5.00%, 11/15/39	500	505,155
Pennsylvania Higher Educational Facilities Authority, (Saint Joseph’s University), 5.00%, 11/1/40	440	422,910
Pennsylvania Higher Educational Facilities Authority, (Temple University), 5.00%, 4/1/35	750	752,047
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/40	625	627,750
Pennsylvania Higher Educational Facilities Authority, (Thomas Jefferson University), 5.00%, 3/1/42	600	584,874
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/29	560	563,758
Pennsylvania Higher Educational Facilities Authority, (Ursinus College), 5.00%, 1/1/30	750	745,808
State Public School Building Authority, (Northampton County Area Community College), 5.50%, 3/1/31	750	780,352
Swarthmore Borough Authority, (Swarthmore College), 5.00%, 9/15/38	250	257,560
University of Pittsburgh, 5.25%, 9/15/29	500	535,650
Washington County Industrial Development Authority, (Washington and Jefferson College), 5.25%, 11/1/30	575	586,621

		$9,708,335

Electric Utilities — 2.4%
Puerto Rico Electric Power Authority, 5.00%, 7/1/29	$1,095	$806,785

		$806,785

General Obligations — 13.1%
Chester County, 5.00%, 7/15/27	$500	$535,365
Daniel Boone Area School District, 5.00%, 8/15/32	1,000	1,012,320
Delaware Valley Regional Finance Authority, 5.75%, 7/1/32	1,000	1,003,340
Philadelphia School District, 6.00%, 9/1/38	1,000	1,057,360
West York Area School District, 5.00%, 4/1/33	750	771,255

		$4,379,640

Hospital — 24.0%
Allegheny County Hospital Development Authority, (University of Pittsburgh Medical Center), 5.50%, 8/15/34	$500	$519,775

Security	Principal Amount (000’s omitted)	Value
Chester County Health and Education Facilities Authority, (Jefferson Health System), 5.00%, 5/15/40	$750	$723,173
Dauphin County General Authority, (Pinnacle Health System), 6.00%, 6/1/29	750	795,675
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), 4.00%, 7/1/33	500	429,320
Lycoming County Authority, (Susquehanna Health System), 5.75%, 7/1/39	750	757,882
Monroe County Hospital Authority, (Pocono Medical Center), 5.25%, 1/1/43	1,500	1,429,860
Montgomery County Higher Education and Health Authority, (Abington Memorial Hospital Obligated Group), 5.00%, 6/1/31	1,095	1,096,073
Northampton County General Purpose Authority, (Saint Luke’s Hospital), 5.50%, 8/15/33	250	248,348
Pennsylvania Higher Educational Facilities Authority, (University of Pennsylvania Health System), 6.00%, 8/15/26(1)	1,000	1,126,300
Pennsylvania Higher Educational Facilities Authority, (UPMC Health System), 5.00%, 5/15/31	675	674,163
South Fork Municipal Authority, (Conemaugh Health System), 5.50%, 7/1/29	250	251,040

		$8,051,609

Housing — 11.1%
Allegheny County Residential Finance Authority, SFMR, (AMT), 4.95%, 11/1/37	$345	$335,965
Allegheny County Residential Finance Authority, SFMR, (AMT), 5.00%, 5/1/35	910	901,619
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.70%, 10/1/37	665	623,065
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.75%, 10/1/25	500	507,170
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 4/1/26	830	835,378
Pennsylvania Housing Finance Agency, SFMR, (AMT), 4.875%, 10/1/31	500	500,125

		$3,703,322

Industrial Development Revenue — 8.6%
Luzerne County Industrial Development Authority, (Pennsylvania-American Water Co.), 5.50%, 12/1/39	$200	$204,328
Montgomery County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (AMT), 5.25%, 7/1/42	750	750,892
Pennsylvania Economic Development Financing Authority, (Pennsylvania-American Water Co.), 6.20%, 4/1/39	250	267,768
Pennsylvania Economic Development Financing Authority, (Procter & Gamble Paper Products Co.), (AMT), 5.375%, 3/1/31	1,115	1,160,079
Pennsylvania Economic Development Financing Authority, (Waste Management, Inc.), (AMT), 5.10%, 10/1/27	500	493,555

		$2,876,622

Insured-Education — 8.6%
Lycoming County Authority, (Pennsylvania College of Technology), (AGC), 5.50%, 10/1/37	$500	$512,990
Pennsylvania Higher Educational Facilities Authority, (Drexel University), (NPFG), 5.00%, 5/1/37	1,110	1,103,828
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/29	375	380,813
State Public School Building Authority, (Delaware County Community College), (AGM), 5.00%, 10/1/32	875	880,302

		$2,877,933

Insured-Escrowed/Prerefunded — 10.3%
Pennsylvania Turnpike Commission, Oil Franchise Tax, (AMBAC), Escrowed to Maturity, 4.75%, 12/1/27	$1,600	$1,672,832
Westmoreland Municipal Authority, (FGIC), Escrowed to Maturity, 0.00%, 8/15/19	2,000	1,764,440

		$3,437,272

Insured-General Obligations — 6.2%
Beaver County, (AGM), 5.55%, 11/15/31	$500	$541,690

Security	Principal Amount (000’s omitted)	Value
Bethlehem Area School District, (AGM), 5.25%, 1/15/25	$750	$799,485
Laurel Highlands School District, (AGM), 5.00%, 2/1/37	750	730,777

		$2,071,952

Insured-Hospital — 5.0%
Allegheny County Hospital Development Authority, (UPMC Health System), (NPFG), 6.00%, 7/1/24	$250	$293,123
Lehigh County General Purpose Authority, (Lehigh Valley Health Network), (AGM), 5.00%, 7/1/35	1,440	1,394,352

		$1,687,475

Insured-Lease Revenue/Certificates of Participation — 5.1%
Commonwealth Financing Authority, (AGC), 5.00%, 6/1/31	$500	$504,440
Philadelphia Authority for Industrial Development, (One Benjamin Franklin), (AGM), 4.75%, 2/15/27	1,195	1,196,757

		$1,701,197

Insured-Special Tax Revenue — 2.2%
Pittsburgh and Allegheny County Sports & Exhibition Authority, Sales Tax Revenue, (AGM), 5.00%, 2/1/31	$610	$619,961
Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	1,235	120,561

		$740,522

Insured-Transportation — 8.8%
Philadelphia, Airport Revenue, (AGM), (AMT), 5.00%, 6/15/27	$525	$536,020
Philadelphia Parking Authority, (AMBAC), 5.25%, 2/15/29	1,005	1,007,472
Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)(2)	1,800	1,419,768

		$2,963,260

Insured-Water and Sewer — 3.1%
Bucks County Water and Sewer Authority, (AGM), 5.00%, 12/1/35	$500	$505,110
Delaware County Industrial Development Authority, (Aqua Pennsylvania, Inc.), (NPFG), (AMT), 5.00%, 11/1/36	525	517,172

		$1,022,282

Senior Living/Life Care — 2.7%
Cliff House Trust, (AMT), 6.625%, 6/1/27(3)	$1,000	$521,160
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/24	200	202,238
Montgomery County Industrial Development Authority, (Foulkeways at Gwynedd), 5.00%, 12/1/30	200	194,576

		$917,974

Special Tax Revenue — 0.4%
Virgin Islands Public Finance Authority, 6.75%, 10/1/37	$110	$120,139

		$120,139

Transportation — 16.8%
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/35	$465	$473,049
Delaware River Port Authority of Pennsylvania and New Jersey, 5.00%, 1/1/40	285	287,599
Pennsylvania Economic Development Financing Authority, (Amtrak), (AMT), 5.00%, 11/1/41	450	420,368
Pennsylvania Turnpike Commission, 5.25%, 6/1/39	1,000	979,180
Pennsylvania Turnpike Commission, 5.35%, (0.00% until 12/1/15), 12/1/30	1,430	1,280,937
Pennsylvania Turnpike Commission, 5.625%, 6/1/29	750	799,920
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/23	410	429,791
Philadelphia, Airport Revenue, (AMT), 5.00%, 6/15/27	970	967,148

		$5,637,992

Utilities — 1.7%
Philadelphia Gas Works, 5.25%, 8/1/40	$600	$566,970

		$566,970

Security	Principal Amount (000’s omitted)	Value
Water and Sewer — 4.1%
Harrisburg Water Authority, 5.25%, 7/15/31	$750	$624,608
Philadelphia, Water and Wastewater Revenue, 5.00%, 1/1/36	750	744,960

		$1,369,568

Total Tax-Exempt Municipal Securities — 165.0% (identified cost $56,334,319)		$55,259,732

Taxable Municipal Securities — 0.0%

Security	Principal Amount (000’s omitted)	Value
Cogeneration — 0.0%
Northampton County Industrial Development Authority, (Northampton Generating), 5.00%, 12/31/23(4)	$5	$0

Total Taxable Municipal Securities — 0.0% (identified cost $5,427)		$0

Total Investments — 165.0% (identified cost $56,339,746)		$55,259,732

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (63.2)%		$(21,175,284)

Other Assets, Less Liabilities — (1.8)%		$(587,260)

Net Assets Applicable to Common Shares — 100.0%		$33,497,188

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AGM	-	Assured Guaranty Municipal Corp.

AMBAC	-	AMBAC Financial Group, Inc.

AMT	-	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

NPFG	-	National Public Finance Guaranty Corp.

SFMR	-	Single Family Mortgage Revenue

The Trust invests primarily in debt securities issued by Pennsylvania municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2013, 29.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.6% to 13.7% of total investments.

(1)	Security represents the municipal bond held by a trust that issues residual interest bonds.

(2)	Security (or a portion thereof) has been pledged as collateral for residual interest bond transactions. The aggregate value of such collateral is $519,768.

(3)	Defaulted bond.

(4)	Represents a payment-in-kind security which may pay all or a portion of interest in additional par.

A summary of open financial instruments at August 31, 2013 is as follows:

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation
12/13	50 U.S. Long Treasury Bond	Short	$(6,588,581)	$(6,595,313)	$(6,732)

At August 31, 2013, the Trust had sufficient cash and/or securities to cover commitments under these contracts.

The Trust is subject to interest rate risk in the normal course of pursuing its investment objective. Because the Trust holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Trust purchases and sells U.S. Treasury futures contracts to hedge against changes in interest rates.

At August 31, 2013, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is interest rate risk was $6,732.

The cost and unrealized appreciation (depreciation) of investments of the Trust at August 31, 2013, as determined on a federal income tax basis, were as follows:

Aggregate cost	$54,661,776

Gross unrealized appreciation	$1,374,346
Gross unrealized depreciation	(2,426,390)

Net unrealized depreciation	$(1,052,044)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2013, the hierarchy of inputs used in valuing the Trust’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Securities	$—	$55,259,732	$—	$55,259,732
Taxable Municipal Securities	—	0	—	0
Total Investments	$—	$55,259,732	$—	$55,259,732

Liability Description
Futures Contracts	$(6,732)	$—	$—	$(6,732)
Total	$(6,732)	$—	$—	$(6,732)

The Trust held no investments or other financial instruments as of November 30, 2012 whose fair value was determined using Level 3 inputs. At August 31, 2013, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Trust’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Pennsylvania Municipal Income Trust

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President

Date:	October 25, 2013

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	October 25, 2013